Consolidated Statements of Comprehensive Income - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest income
Interest income	₩ 27,988,801	₩ 29,209,338	₩ 27,579,211
Interest expense	(16,294,345)	(17,807,036)	(16,761,289)
Net interest income (Notes 36)	11,694,456	11,402,302	10,817,922
Net fees and commission income
Fees and commission expense	(1,643,112)	(1,580,492)	(1,528,037)
Fees and commission income	4,564,323	4,295,366	4,175,243
Net fees and commission income (Notes 37)	2,921,211	2,714,874	2,647,206
Net insurance loss
Insurance income	3,364,322	3,116,553	2,899,599
Reinsurance income	202,299	73,578	44,985
Insurance service expenses	(2,321,814)	(2,131,560)	(1,748,779)
Reinsurance service expenses	(189,080)	(75,405)	(82,190)
Net insurance income	1,055,727	983,166	1,113,615
Insurance finance income	44,087	202,363	143,064
Insurance finance expenses	(1,235,282)	(301,802)	(659,161)
Net insurance finance expense (Notes 30)	(1,191,195)	(99,439)	(516,097)
Dividend income (Notes 38)	209,681	239,097	181,486
Net gain on financial instruments at fair value through profit or loss (Note 39)	2,409,365	1,210,771	2,493,626
Net loss on financial instruments designated at fair value through profit or loss (Note 40)	(413,948)	(344,453)	(437,780)
Net gain on foreign currency transaction	875,962	510,985	256,766
Net gain (loss) on disposal of securities at fair value through other comprehensive income (Notes 12)	193,612	60,260	(129,575)
Net gain (loss) on disposal of securities at amortized cost (Notes 12)	(56)	(23,155)	251
Provision for credit loss allowance (Notes 41)	(2,002,965)	(2,013,274)	(2,244,503)
General and administrative expenses (Notes 42)	(6,402,500)	(6,116,240)	(5,895,337)
Other operating expenses, net (Notes 44)	(2,325,993)	(2,066,224)	(2,186,730)
Operating income	7,023,357	6,458,670	6,100,850
Equity method income (loss) (Note 16)	221,225	(23,822)	125,088
Other non-operating expense (Note 45)	(315,573)	(405,756)	(260,978)
Profit before income taxes	6,929,009	6,029,092	5,964,960
Income tax expense (Note 46)	1,844,490	1,470,922	1,486,960
Profit for the year	5,084,519	4,558,170	4,478,000
Items that are or may be reclassified to profit or loss:
Valuation gain (loss) on securities at fair value through other comprehensive income	(1,600,292)	1,146,623	3,162,544
Equity in other comprehensive income (loss) of associates	(16,736)	6,671	7,156
Foreign currency translation adjustments for foreign operations	(144,288)	416,182	(6,245)
Net change in unrealized fair value of cash flow hedges	(173,103)	38,514	61,280
Net finance income (expense) on insurance contract assets (liabilities)	1,268,886	(2,334,235)	(2,172,458)
Net finance expense on reinsurance contract assets (liabilities)	(153,683)	(1,523)	(20,772)
Items that are or may be reclassified to profit or loss	(819,216)	(727,768)	1,031,505
Items that will not be reclassified to profit or loss:
Remeasurements of the net defined benefit liabilities (assets)	5,324	(62,143)	(200,857)
Valuation gain on securities at fair value through other comprehensive income	160,107	43,258	8,174
Gain (loss) on disposal of securities at fair value through other comprehensive income	2,923	7,329	(3,056)
Changes in own credit risk on financial liabilities designated at fair value through profit or loss	(2,652)	(6,341)	8,623
Items that will not be reclassified to profit or loss	165,702	(17,897)	(187,116)
Total other comprehensive income (loss), net of income tax	(653,514)	(745,665)	844,389
Total comprehensive income (loss)	4,431,005	3,812,505	5,322,389
Profit attributable to:
Equity holders of Shinhan Financial Group Co., Ltd. (Notes 33 and 47)	4,971,561	4,450,177	4,368,035
Non-controlling interests	112,958	107,993	109,965
Total comprehensive income attributable to:
Equity holders of Shinhan Financial Group Co., Ltd.	4,320,358	3,702,863	5,208,629
Non-controlling interests	₩ 110,647	₩ 109,642	₩ 113,760
Earnings per share: (Notes 33 and 47)
Basic earnings per share	₩ 9,812	₩ 8,441	₩ 8,048
Diluted earnings per share	₩ 9,812	₩ 8,441	₩ 8,048